PROPERTY AND EQUIPMENT (Q2)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
PROPERTY AND EQUIPMENT [Abstract]
PROPERTY AND EQUIPMENT
NOTE 4 - PROPERTY AND EQUIPMENT
Property and equipment consist of the following:

(in thousands)	June 30, 2024	December 31, 2023
Property and equipment
Furniture and equipment	$34.5	$34.5
Computer equipment	123.6	120.8
Computer equipment - work in progress	2,139.2	—
Accumulated depreciation	(135.4)	(126.1)
Property and equipment, net	$2,161.9	$29.2
Total depreciation expense was $3.7 and $16.8 for the three months ended June 30, 2024 and 2023, respectively. Total depreciation expense was $9.3 and $33.3 for the six months ended June 30, 2024 and 2023, respectively

NOTE 3 - PROPERTY AND EQUIPMENT
Property and equipment consist of the following:
(in thousands)	December 31, 2023	December 31, 2022
Property and equipment
Furniture and equipment	$34.5	$34.5
Computer equipment	120.8	118.6
Accumulated depreciation	(126.1)	(65.7)
Property and equipment, net	$29.2	$87.4